Parent-Only Financial Statements, Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	$ 22,393	$ 22,183		$ 21,938
Other comprehensive income (loss), net of tax:
Debt securities (1)	(3,206)	1,204		(2,929)
Derivatives and hedging activities	(180)	(675)		(531)
Defined benefit plans adjustment	(135)	135		8
Wells Fargo other comprehensive income (loss), net of tax	(3,674)	825		(3,434)
Wells Fargo comprehensive income	18,719	23,008		18,504
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Net unrealized gains (losses) arising during the period, Net of tax	(3,393)	1,663		(2,156)
Reclassification of net (gains) losses to net income, Net of tax	187	(459)		(773)
Parent Company [Member]
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	22,393	22,183		21,938
Other comprehensive income (loss), net of tax:
Debt securities (1)	(12)	94	[1]	(76)	[1]
Derivatives and hedging activities	(198)	(158)		0
Defined benefit plans adjustment	(132)	118		(20)
Equity in other comprehensive income (loss) of subsidiaries	(3,332)	771		(3,338)
Wells Fargo other comprehensive income (loss), net of tax	(3,674)	825		(3,434)
Wells Fargo comprehensive income	$ 18,719	23,008		18,504
Parent Company [Member] | Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Net unrealized gains (losses) arising during the period, Net of tax		3		7
Reclassification of net (gains) losses to net income, Net of tax		$ (21)		$ (30)

[1]	(1)The years ended December 31, 2017 and 2016, includes net unrealized gains arising during the period from equity securities of $3 million and $7 million and reclassification of net (gains) to net income related to equity securities of $(21) million and $(30) million, respectively. In connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, the year ended December 31, 2018, reflects net unrealized gains (losses) arising during the period and reclassification of net (gains) losses to net income from only debt securities.